UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04052

Legg Mason Partners Money Market Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: August 31

Date of reporting period: May 31, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS MONEY MARKET TRUST

WESTERN ASSET CALIFORNIA TAX FREE MONEY MARKET FUND

FORM N-Q

MAY 31, 2016

WESTERN ASSET CALIFORNIA TAX FREE MONEY MARKET FUND

Schedule of investments (unaudited)	May 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SHORT-TERM INVESTMENTS - 99.8%
Education - 6.7%
California State Infrastructure & Economic Development Bank Revenue, Loyola High School District, LOC-First Republic Bank & FHLB	0.400%	12/1/35	$2,000,000	$2,000,000	(a)(b)
California State MFA Revenue, Louisiana Sierra University, LOC-Wells Fargo Bank N.A.	0.360%	8/1/20	615,000	615,000	(a)(b)
Irvine, CA, USD Special Tax Revenue:
Community Facilities District No. 09-1, LOC-Sumitomo Mitsui Banking	0.390%	9/1/54	300,000	300,000	(a)(b)
Community Facilities District No. 09-1, LOC-U.S. Bank N.A.	0.310%	9/1/51	1,263,000	1,263,000	(a)(b)
University of California, CA, Revenue	0.360%	5/15/48	900,000	900,000	(a)(b)

Total Education				5,078,000

Finance - 2.1%
San Francisco, CA, City & County Finance Corp. Lease Revenue, Moscone Center, LOC-State Street Bank & Trust Co.	0.380%	4/1/30	1,200,000	1,200,000	(a)(b)
San Mateo County, CA, Joint Powers Financing Authority, Lease Revenue, Public Safety Project, LOC-Wells Fargo Bank N.A.	0.400%	4/1/39	365,000	365,000	(a)(b)

Total Finance				1,565,000

General Obligation - 11.3%
California State, GO:
LOC-Bank of Montreal	0.270%	5/1/33	940,000	940,000	(a)(b)
Various Purpose	5.000%	9/1/16	500,000	505,621
Irvine Ranch, CA, Water District, GO, LOC-Sumitomo Mitsui Banking	0.380%	1/1/21	900,000	900,000	(a)(b)
Los Angeles, CA, GO	5.000%	9/1/16	100,000	101,152
Los Angeles, CA, USD, GO	5.000%	7/1/16	1,300,000	1,304,859
Riverside County, CA, GO, TRAN	2.000%	6/30/16	2,000,000	2,002,414
San Francisco, CA, City & County, GO	5.000%	6/15/16	500,000	500,856
Santa Cruz City, CA, High School District, GO	4.000%	8/1/16	200,000	201,196
Sequoia, CA, Union High School District, GO, TRAN	1.000%	6/30/16	2,060,000	2,060,808

Total General Obligation				8,516,906

Health Care - 11.0%
California State Health Facilities Financing Authority Revenue:
Cedars Sinai Medical Center	5.000%	8/15/16	300,000	302,697
Health Facility, Dignity Health, LOC-Bank of Montreal	0.380%	3/1/47	1,025,000	1,025,000	(a)(b)
Health Facility, Dignity Health, LOC-Sumitomo Mitsui Banking	0.390%	7/1/35	400,000	400,000	(a)(b)
Scripps Health, LOC-JPMorgan Chase	0.390%	10/1/23	935,000	935,000	(a)(b)
Scripps Health, LOC-Northern Trust Co.	0.390%	10/1/31	300,000	300,000	(a)(b)
St. Joseph Health Systems, LOC-U.S. Bank N.A.	0.290%	7/1/41	500,000	500,000	(a)(b)
California Statewide CDA Revenue:
John Muir Health, LOC-Wells Fargo Bank N.A.	0.300%	8/15/27	1,000,000	1,000,000	(a)(b)
Kaiser Permanente	0.360%	4/1/46	1,700,000	1,700,000	(a)(b)
Painted Turtle Gang Camp Foundation, LOC-Wells Fargo Bank N.A.	0.360%	4/1/33	100,000	100,000	(a)(b)
Long Beach, CA, Health Facilities Revenue, Memorial Health Services	0.410%	10/1/16	2,000,000	2,000,000	(a)(b)

Total Health Care				8,262,697

See Notes to Schedule of Investments.

WESTERN ASSET CALIFORNIA TAX FREE MONEY MARKET FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Housing: Multi-Family - 14.3%
Alameda, CA, Public Financing Authority, Multi-Family Revenue, FNMA, LOC-FNMA	0.400%	5/15/35	$1,265,000	$1,265,000	(a)(b)
California Statewide CDA, MFH Revenue:
Arbor Ridge Apartments, LIQ-FHLMC	0.460%	11/1/36	100,000	100,000	(a)(b)(c)
LOC-Wells Fargo Bank N.A.	0.370%	4/1/25	100,000	100,000	(a)(b)(c)
Phoenix Terrace Apartments, FNMA, LIQ-FNMA	0.430%	3/15/32	1,790,000	1,790,000	(a)(b)(c)
Los Angeles, CA, Community RDA, MFH Revenue, Grand Promenade Project, LIQ-FHLMC	0.430%	4/1/32	1,900,000	1,900,000	(a)(b)
Los Angeles, CA, MFH Revenue, Louisiana Brea Apartments Project, LOC-Citibank N.A.	0.400%	12/1/30	2,100,000	2,100,000	(a)(b)(c)
Sacramento County, CA, Housing Authority, MFH Revenue, Chesapeake Commons, Wasatch Pool Holdings LLC, FNMA, LIQ-FNMA	0.430%	2/15/31	1,170,000	1,170,000	(a)(b)(c)
Upland, CA, Housing Authority, MFH Revenue, Upland Village Green, LIQ-FHLMC	0.420%	9/1/28	2,345,000	2,345,000	(a)(b)

Total Housing: Multi-Family				10,770,000

Industrial Revenue - 3.9%
Alameda County, CA, IDA Revenue, JMS Family Partnership, LOC-Wells Fargo Bank N.A.	0.440%	10/1/25	2,330,000	2,330,000	(a)(b)(c)
California Statewide CDA Revenue, Nonprofits Insurance Alliance, LOC-Comerica Bank	0.500%	9/1/20	595,000	595,000	(a)(b)

Total Industrial Revenue				2,925,000

Life Care Systems - 1.7%
ABAG Finance Authority for Nonprofit Corp., CA, Revenue, Pathways Home Health Hospice, LOC-U.S. Bank N.A.	0.430%	10/1/34	1,260,000	1,260,000	(a)(b)

Miscellaneous - 5.0%
Livermore, CA, COP, LOC-U.S. Bank N.A.	0.390%	10/1/30	1,230,000	1,230,000	(a)(b)
Los Angeles County, CA, Revenue, TRAN	5.000%	6/30/16	2,500,000	2,508,907

Total Miscellaneous				3,738,907

Pollution Control - 2.0%
California State PCFA, Solid Waste Disposal Revenue:
Bay Counties Waste Services Inc., LOC-Comerica Bank	0.530%	8/1/41	1,280,000	1,280,000	(a)(b)(c)
Edco Disposal Corp. Project, LOC-Wells Fargo Bank N.A.	0.430%	10/1/37	265,000	265,000	(a)(b)(c)

Total Pollution Control				1,545,000

Power - 1.5%
Northern California Power Agency Revenue, Hydroelectric Project, LOC-Bank of Montreal	0.390%	7/1/32	1,100,000	1,100,000	(a)(b)

Public Facilities - 1.1%
California Statewide CDA Revenue, Young Men’s Christian Association of The East Bay Project, LOC-Wells Fargo Bank N.A.	0.470%	6/1/27	295,000	295,000	(a)(b)
Madera, CA, Public Financing Authority Lease Revenue, Municipal Golf Course Refing Project, LOC-Union Bank N.A.	0.410%	11/1/23	535,000	535,000	(a)(b)

Total Public Facilities				830,000

See Notes to Schedule of Investments.

WESTERN ASSET CALIFORNIA TAX FREE MONEY MARKET FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Solid Waste/Resource Recovery - 3.5%
California State PCFA, Solid Waste Disposal Revenue:
Burrtec Waste Group Inc., LOC-U.S. Bank N.A.	0.430%	10/1/38	$1,300,000	$1,300,000	(a)(b)(c)
Pleasanton Garbage Service Inc. Project, LOC-Wells Fargo Bank N.A.	0.390%	6/1/40	505,000	505,000	(a)(b)
Recycling Industries Inc. Project, LOC-Comerica Bank	0.530%	11/1/41	875,000	875,000	(a)(b)(c)

Total Solid Waste/Resource Recovery				2,680,000

Transportation - 10.5%
Los Angeles County, CA, MTA Revenue, General-Union Station	4.000%	7/1/16	500,000	501,549
Los Angeles County, CA, MTA, Sales Tax Revenue	5.000%	7/1/16	1,170,000	1,174,517
Los Angeles County, CA, MTA, Sales Tax Revenue:
Measure R	5.000%	6/1/16	550,000	550,000
Proposition A-First Tier, Senior Bonds	5.000%	7/1/16	890,000	893,437
Los Angeles, CA, Harbor Department Revenue	5.000%	8/1/16	135,000	136,038
San Diego County, CA, Regional Transportation Commission, Sales Tax Revenue, SPA-JPMorgan Chase	0.380%	4/1/38	1,700,000	1,700,000	(a)(b)
San Francisco, CA, City & County Airports Commission, International Airport Revenue, LOC-Bank of Tokyo-Mitsubishi UFJ	0.400%	5/1/26	700,000	700,000	(a)(b)
Santa Clara Valley, CA, Transportation Authority, Sales Tax Revenue:
Measure A, SPA-Sumitomo Mitsui Banking	0.400%	4/1/36	1,300,000	1,300,000	(a)(b)
SPA-Sumitomo Mitsui Banking	0.400%	4/1/36	1,000,000	1,000,000	(a)(b)

Total Transportation				7,955,541

Utilities - 11.6%
California Infrastructure & Economic Development Bank Revenue, Pacific Gas & Electric Co., LOC-Sumitomo Mitsui Banking	0.340%	12/1/16	650,000	650,000	(a)(b)
California State PCFA, PCR, Pacific Gas & Electric, LOC-Sumitomo Mitsui Banking	0.330%	11/1/26	1,300,000	1,300,000	(a)(b)
Modesto, CA, Irrigation District Electric Revenue	4.000%	7/1/16	650,000	651,835
Modesto, CA, Irrigation District Electric Revenue	5.000%	7/1/16	2,250,000	2,258,266
Sacramento, CA, MUD Revenue, LOC-State Street Bank & Trust Co.	0.390%	8/15/41	1,400,000	1,400,000	(a)(b)
Sacramento, CA, MUD, TECP	0.450%	6/1/16	1,000,000	1,000,000
Southern California State Public Power Authority Revenue:
AMBAC, Magnolia Power Project	5.000%	7/1/16	1,000,000	1,003,668
Magnolia Power Project, LOC-Wells Fargo Bank N.A.	0.360%	7/1/36	500,000	500,000	(a)(b)

Total Utilities				8,763,769

Water & Sewer - 13.6%
Antelope Valley-East Kern, CA, Water Agency, COP, LOC-Wells Fargo Bank N.A.	0.360%	6/1/37	1,050,000	1,050,000	(a)(b)
Calleguas-Las Virgenes, CA, Public Financing Authority Revenue, Municipal Water District Project, LOC-Wells Fargo Bank N.A.	0.360%	7/1/37	185,000	185,000	(a)(b)
Castaic Lake, CA, Water Agency Revenue	3.000%	8/1/16	1,075,000	1,079,808
Elsinore Valley, CA, Municipal Water District, COP, LOC-Bank of America N.A.	0.370%	7/1/35	2,335,000	2,335,000	(a)(b)
Los Angeles, CA, Department of Water & Power Waterworks Revenue	5.000%	7/1/16	1,250,000	1,254,755
Los Angeles, CA, Wastewater Systems Revenue	4.000%	6/1/16	325,000	325,000

See Notes to Schedule of Investments.

WESTERN ASSET CALIFORNIA TAX FREE MONEY MARKET FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Water & Sewer - (continued)
Los Angeles, CA, Wastewater Systems Revenue	4.000%	6/1/16	$300,000	$300,000
Los Angeles, CA, Wastewater Systems Revenue	5.000%	6/1/16	445,000	445,000
Metropolitan Water District of Southern California Revenue	0.360%	7/1/35	1,700,000	1,700,000	(a)(b)
Otay, CA, COP, Capital Project, LOC-Union Bank N.A.	0.400%	9/1/26	690,000	690,000	(a)(b)
Sacramento, CA, Suburban Water District, COP, LOC-Sumitomo Mitsui Banking	0.390%	11/1/34	900,000	900,000	(a)(b)

Total Water & Sewer				10,264,563

TOTAL INVESTMENTS - 99.8% (Cost - $75,255,383#)				75,255,383
Other Assets in Excess of Liabilities - 0.2%				152,301

TOTAL NET ASSETS - 100.0%				$75,407,684

(a)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.

(b)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ABAG	— Association of Bay Area Governments
AMBAC	— American Municipal Bond Assurance Corporation - Insured Bonds
CDA	— Communities Development Authority
COP	— Certificates of Participation
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GO	— General Obligation
IDA	— Industrial Development Authority
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MFA	— Municipal Finance Authority
MFH	— Multi-Family Housing
MTA	— Metropolitan Transportation Authority
MUD	— Municipal Utility District
PCFA	— Pollution Control Financing Authority
PCR	— Pollution Control Revenue
RDA	— Redevelopment Agency
SPA	— Standby Bond Purchase Agreement - Insured Bonds
TECP	— Tax Exempt Commercial Paper
TRAN	— Tax and Revenue Anticipation Note
USD	— Unified School District

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset California Tax Free Money Market Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Money Market Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. In accordance with Rule 2a-7 under the 1940 Act, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Fund’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Funds assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Short-Term Investments†	—	$75,255,383	—	$75,255,383

†	See Schedule of Investments for additional detailed categorizations.

2. Money market fund reform

Under new federal regulations, the Fund will be allowed to continue to use the special pricing and valuation conventions that currently facilitate a constant share price of $1.00 if it operates as a retail money market fund. The Fund expects to operate as a retail money market fund on or before October 14, 2016. As of such date, only accounts beneficially owned by natural persons (retail investors) may be invested in the Fund. If the shareholder is not a retail investor, the shareholder must redeem his/her fund shares or his/her shares will be redeemed involuntarily by the Fund prior to that date. The Fund will notify affected shareholders of its intent to make any such involuntary redemptions. In addition, on or before that date, the Fund may impose fees upon the sale of shares or temporarily suspend the ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Money Market Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	July 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	July 22, 2016

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	July 22, 2016